Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

August 2, 2016

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 469 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 469 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on June 26, 2016.

The Funds’ Statement of Additional information will be filed pursuant to Rule 497(c) under the Act to reflect non material changes.

If you have any questions or would like further information, please call Brian Montana at (617) 210-3662.

Sincerely,

  /s/ Brian Montana

Brian Montana

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Precious Metals Fund
Wells Fargo Specialized Technology Fund
Wells Fargo Utility and Telecommunications Fund